UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06279

Harris Associates Investment Trust
(Exact name of registrant as specified in charter)

Two North LaSalle Street, Suite 500 Chicago, Illinois		60602-3790
(Address of principal executive offices)		(Zip code)

John R. Raitt Harris Associates L.P. Two North LaSalle Street, #500 Chicago, Illinois 60602		Paulita A. Pike Bell, Boyd & Lloyd LLP Three First National Plaza, #3100 Chicago, Illinois 60602
(Name and address of agent for service)

Registrant's telephone number, including area code:		(312) 621-0600

Date of fiscal year end:	9/30/09

Date of reporting period:	12/31/08

Item 1. Schedule of Investments.

OAKMARK FUND

Schedule of Investments—December 31, 2008 (Unaudited)

Name	Shares Held	Value
Common Stocks—95.0%

Advertising—0.5%
Omnicom Group, Inc.	426,464	$11,480,411

Apparel Retail—1.5%
Limited Brands	3,814,647	$38,299,056

Broadcasting—0.8%
Discovery Communications, Inc. Class C (a)	1,540,140	$20,622,475

Cable & Satellite—5.2%
Liberty Media Corp. - Entertainment (a)	3,898,680	$68,148,926
Comcast Corp., Class A	4,000,000	64,600,000
		132,748,926
Catalog Retail—0.5%
Liberty Media Holding Corp. - Interactive, Class A (a)	4,199,850	$13,103,532

Computer & Electronics Retail—2.5%
Best Buy Co., Inc.	2,219,400	$62,387,334

Department Stores—2.4%
Kohl’s Corp. (a)	1,676,900	$60,703,780

Home Improvement Retail—2.3%
The Home Depot, Inc.	2,481,500	$57,124,130

Household Appliances—2.2%
The Black & Decker Corp.	1,350,000	$56,443,500

Housewares & Specialties—2.2%
Fortune Brands, Inc.	1,350,000	$55,728,000

Motorcycle Manufacturers—1.6%
Harley-Davidson, Inc.	2,462,000	$41,780,140

Movies & Entertainment—7.5%
Time Warner, Inc.	6,747,700	$67,881,862
The Walt Disney Co.	2,700,000	61,263,000
Viacom, Inc., Class B (a)	2,739,745	52,219,540
Liberty Media Holding Corp. - Capital, Class A (a)	1,994,936	9,396,148
		190,760,550
Restaurants—4.5%
Yum! Brands, Inc.	2,364,000	$74,466,000
McDonald’s Corp.	644,000	40,050,360
		114,516,360
Specialized Consumer Services—3.3%
H&R Block, Inc.	3,658,600	$83,123,392

Brewers—2.3%
InBev NV (b)	2,600,000	$59,922,241
InBev NV, Rights (a) (b)	1,600,000	8,896
		59,931,137

Name	Shares Held	Value
Common Stocks—95.0% (cont.)

Distillers & Vintners—2.3%
Diageo PLC (c)	1,021,000	$57,931,540

Drug Retail—2.3%
Walgreen Co.	2,400,000	$59,208,000

Hypermarkets & Super Centers—2.0%
Wal-Mart Stores, Inc.	900,000	$50,454,000

Packaged Foods & Meats—2.4%
H.J. Heinz Co.	1,600,000	$60,160,000

Asset Management & Custody Banks—2.1%
Bank of New York Mellon Corp.	1,839,630	$52,116,718

Consumer Finance—3.7%
Capital One Financial Corp.	1,764,800	$56,279,472
American Express Co.	2,000,000	37,100,000
		93,379,472
Investment Banking & Brokerage—1.2%
Morgan Stanley	1,900,000	$30,476,000

Other Diversified Financial Services—5.3%
JPMorgan Chase & Co.	2,000,000	$63,060,000
Bank of America Corp.	2,700,000	38,016,000
Citigroup, Inc.	5,000,000	33,550,000
		134,626,000
Health Care Equipment—2.2%
Medtronic, Inc.	1,750,000	$54,985,000

Pharmaceuticals—7.8%
Schering-Plough Corp.	4,251,135	$72,396,829
Bristol-Myers Squibb Co.	2,900,000	67,425,000
GlaxoSmithKline PLC (c)	1,600,000	59,632,000
		199,453,829
Aerospace & Defense—1.7%
The Boeing Co.	1,000,000	$42,670,000

Air Freight & Logistics—2.4%
FedEx Corp.	950,000	$60,942,500

Industrial Conglomerates—1.5%
Tyco International, Ltd.	1,739,500	$37,573,200

Industrial Machinery—1.5%
Illinois Tool Works, Inc.	1,100,000	$38,555,000

Communications Equipment—1.6%
Cisco Systems, Inc. (a)	2,500,000	$40,750,000

Computer Hardware—4.0%
Hewlett-Packard Co.	1,725,000	$62,600,250

Name	Shares Held/ Par Value	Value
Common Stocks—95.0% (cont.)

Computer Hardware—4.0% (cont.)
Dell Inc. (a)	3,900,000	$39,936,000
		102,536,250
Data Processing & Outsourced Services—1.6%
Western Union Co.	2,775,000	$39,793,500

Electronic Manufacturing Services—1.8%
Tyco Electronics, Ltd.	2,839,500	$46,028,295

Internet Software & Services—1.1%
eBay, Inc. (a)	2,000,000	$27,920,000

Office Electronics—1.7%
Xerox Corp.	5,272,400	$42,021,028

Semiconductors—4.4%
Intel Corp.	4,200,000	$61,572,000
Texas Instruments Inc.	3,200,000	49,664,000
		111,236,000
Systems Software—1.1%
Microsoft Corp.	1,400,000	$27,216,000

Total Common Stocks (Cost: $2,802,616,013)		2,408,785,055

Short Term Investment—4.2%

Repurchase Agreement—4.2%
Fixed Income Clearing Corp. Repurchase Agreement, 0.01% dated 12/31/2008 due 1/2/2009, repurchase price $106,480,760, collateralized by a United States Treasury Bond, with a rate of 6.000%, with a maturity of 2/15/2026, and with a market value plus accrued interest of 108,610,475	$106,480,701	$106,480,701

Total Repurchase Agreement (Cost: $106,480,701)		106,480,701

Total Investments (Cost: $2,909,096,714)—99.2%		$2,515,265,756

Other Assets In Excess of Liabilities—0.8%		20,603,556

Total Net Assets—100%		$2,535,869,312

(a)	Non income-producing security.
(b)	Represents a foreign domiciled corporation.
(c)	Represents an American Depositary Receipt.

OAKMARK SELECT FUND

Schedule of Investments—December 31, 2008 (Unaudited)

Name	Shares Held	Value
Common Stocks—95.2%

Broadcasting—7.3%
Discovery Communications, Inc. Class C (a)	9,909,500	$132,688,205

Cable & Satellite—5.7%
Liberty Media Corp. - Entertainment (a)	6,017,029	$105,177,667

Catalog Retail—1.6%
Liberty Media Holding Corp. - Interactive, Class A (a)	9,400,000	$29,328,000

Computer & Electronics Retail—4.3%
Best Buy Co., Inc.	2,800,000	$78,708,000

Movies & Entertainment—9.6%
Viacom, Inc., Class B (a)	4,675,000	$89,105,500
Time Warner, Inc.	8,617,000	86,687,020
		175,792,520
Restaurants—7.3%
Yum! Brands, Inc.	4,215,000	$132,772,500

Specialized Consumer Services—9.0%
H&R Block, Inc.	7,269,600	$165,165,312

Consumer Finance—5.1%
Capital One Financial Corp.	2,910,600	$92,819,034

Other Diversified Financial Services—7.9%
JPMorgan Chase & Co.	2,494,000	$78,635,820
Bank of America Corp.	4,700,000	66,176,000
		144,811,820
Health Care Equipment—3.4%
Medtronic, Inc.	2,000,000	$62,840,000

Pharmaceuticals—11.2%
Schering-Plough Corp.	6,782,954	$115,513,707
Bristol-Myers Squibb Co.	3,810,200	88,587,150
		204,100,857
Computer Hardware—3.2%
Dell Inc. (a)	5,613,000	$57,477,120

Data Processing & Outsourced Services—4.0%
Western Union Co.	5,065,400	$72,637,836

Electronic Manufacturing Services—4.1%
Tyco Electronics, Ltd.	4,667,838	$75,665,654

Internet Software & Services—3.0%
eBay, Inc. (a)	3,950,200	$55,144,792

Semiconductors—8.5%
Intel Corp.	6,147,000	$90,115,020
Texas Instruments Inc.	4,175,000	64,796,000
		154,911,020

Name	Par Value	Value
Common Stocks—95.2% (cont.)

Total Common Stocks (Cost: $1,886,552,775)		1,740,040,337

Short Term Investment—4.5%

Repurchase Agreement—4.5%
Fixed Income Clearing Corp. Repurchase Agreement, 0.01% dated 12/31/2008 due 1/2/2009, repurchase price $81,564,000, collateralized by a United States Treasury Bond, with a rate of 6.875%, with a maturity of 8/15/2025, and with a market value plus accrued interest of $83,201,430	$81,563,954	$81,563,954

Total Repurchase Agreement (Cost: $81,563,954)		81,563,954

Total Short Term Investment (Cost: $81,563,954)		81,563,954

Total Investments (Cost: $1,968,116,729)—99.7%		$1,821,604,291
Other Assets In Excess of Liabilities—0.3%		5,820,705

Total Net Assets—100%		$1,827,424,996

(a)	Non income-producing security.

Oakmark Equity and Income Fund

Schedule of Investments—December 31, 2008 (Unaudited)

Name	Shares Held	Value
Equity and Equivalents—51.6%

Common Stocks—51.6%

Apparel Retail—1.8%
The TJX Cos., Inc.	8,000,000	$164,560,000
Foot Locker, Inc.	7,050,000	51,747,000
		216,307,000
Cable & Satellite—2.6%
Comcast Corp., Class A	11,023,189	$186,071,430
Scripps Networks Interactive, Inc., Class A	6,208,000	136,576,000
		322,647,430
Home Furnishings—0.5%
Mohawk Industries, Inc. (a)	1,000,000	$42,970,000
Leggett & Platt, Inc.	1,279,056	19,428,861
		62,398,861
Publishing—0.6%
The Washington Post Co., Class B	200,000	$78,050,000

Distillers & Vintners—2.7%
Diageo PLC (b)	5,950,000	$337,603,000

Drug Retail—2.8%
CVS Caremark Corp.	12,270,000	$352,639,800

Packaged Foods & Meats—6.3%
Nestle SA (b) (c)	9,457,500	$371,396,025
ConAgra Foods, Inc.	16,500,000	272,250,000
Kraft Foods, Inc., Class A	5,173,017	138,895,507
		782,541,532
Personal Products—2.0%
Avon Products, Inc.	10,603,700	$254,806,911

Tobacco—2.0%
UST, Inc.	3,500,000	$242,830,000

Coal & Consumable Fuels—0.4%
Walter Industries, Inc. (d)	3,100,000	$54,281,000

Oil & Gas Exploration & Production—9.8%
XTO Energy, Inc.	14,305,572	$504,557,524
Apache Corp.	4,850,000	361,470,500
EnCana Corp. (e)	7,500,000	348,600,000
		1,214,628,024
Oil & Gas Storage & Transportation—0.9%
Williams Cos., Inc.	7,500,000	$108,600,000

Reinsurance—1.4%
PartnerRe, Ltd. (e)	2,500,000	$178,175,000

Name	Shares Held/ Par Value	Value
Equity and Equivalents—51.6% (cont.)

Common Stocks—51.6% (cont.)

Health Care Equipment—5.4%
Medtronic, Inc.	9,500,000	$298,490,000
Hospira, Inc. (a) (d)	8,000,000	214,560,000
Covidien Ltd.	2,950,000	106,908,000
Steris Corp.	1,500,000	35,835,000
Kinetic Concepts, Inc. (a)	850,000	16,303,000
		672,096,000
Health Care Services—1.9%
Laboratory Corp. of America Holdings (a)	3,700,000	$238,317,000

Life Sciences Tools & Services—0.4%
Varian, Inc. (a)	1,409,400	$47,228,994

Aerospace & Defense—3.7%
Rockwell Collins, Inc.	6,000,000	$234,540,000
Alliant Techsystems, Inc. (a)	1,285,200	110,218,752
General Dynamics Corp.	1,227,236	70,676,521
Goodrich Corp.	1,150,000	42,573,000
		458,008,273
Industrial Machinery—3.6%
ITT Corp.	6,500,000	$298,935,000
Pentair, Inc.	4,000,000	94,680,000
Mueller Water Products, Inc., Class B (d)	6,000,000	50,640,000
		444,255,000
Marine—0.5%
Kirby Corp. (a)	2,550,000	$69,768,000

Application Software—0.1%
Mentor Graphics Corp. (a)	3,189,718	$16,490,842

Communications Equipment—0.6%
EchoStar Corp. (a) (d)	4,900,000	$72,863,000

Electronic Manufacturing Services—0.8%
Tyco Electronics, Ltd.	6,250,000	$101,312,500

Construction Materials—0.8%
Martin Marietta Materials, Inc.	975,000	$94,653,000

Total Common Stocks (Cost: $6,927,389,541)		6,420,501,167

Total Equity and Equivalents (Cost: $6,927,389,541)		6,420,501,167

Name	Par Value		Value
Fixed Income—42.2%

Corporate Bonds—0.4%

Other Diversified Financial Services—0.1%
Private Export Funding Corp. Secured Note, Series 1, 7.20%, due 1/15/2010		$15,000,000	$15,997,245

Property & Casualty Insurance—0.1%
Fund American Cos., Inc. 5.875%, due 5/15/2013		$7,605,000	$5,534,835

Paper Packaging—0.1%
Sealed Air Corp., 144A, 5.625%, due 7/15/2013 (f)		$19,400,000	$16,030,298

Consumer Finance—0.1%
Toyota Motor Credit Corp., 4.00%, due 6/25/2010		$15,000,000	$14,707,395

Oil & Gas Exploration & Production—0.0%
Newfield Exploration Co., 7.625%, due 3/1/2011		$2,300,000	$2,162,000

Total Corporate Bonds (Cost: $57,633,616)			54,431,773

Government and Agency Securities—41.8%

Canadian Government Bonds—0.4%
Canadian Government Bond, 4.00%, due 6/1/2016	CAD	30,000,000	$27,013,123
Canadian Government Bond, 3.75%, due 9/1/2011	CAD	30,000,000	25,828,432
			52,841,555
Federal Republic of Germany Bonds—1.8%
Bundesrepublik Deutschland, 4.25%, due 1/4/2014	EUR	60,000,000	$90,804,964
Bundesrepublik Deutschland, 5.00%, due 7/4/2012	EUR	60,000,000	90,776,606
Bundesrepublik Deutschland, 3.50%, due 1/4/2016	EUR	30,000,000	43,711,487
			225,293,057
U.S. Government Agencies—7.2%
Federal Farm Credit Bank, 3.50%, due 10/3/2011		$100,000,000	$105,352,800
Federal Farm Credit Bank, 0.398%, due 2/22/2012 (g)	97,000,000		95,967,144
Federal Home Loan Bank, 3.25%, due 3/11/2011	80,000,000		83,398,640
Tennessee Valley Authority, 5.50%, due 7/18/2017	58,500,000		68,716,031
Tennessee Valley Authority, 6.79%, due 5/23/2012	58,730,000		67,420,748
Federal Farm Credit Bank, 2.75%, due 5/4/2010	50,000,000		51,271,550
Federal Farm Credit Bank, 2.25%, due 7/1/2010	50,000,000		51,002,300
Federal Farm Credit Bank, 3.875%, due 11/13/2012	40,000,000		42,264,200
Federal Home Loan Bank, 4.25%, due 11/20/2009	38,000,000		39,193,922
Federal Farm Credit Bank, 3.15%, due 5/19/2011	35,000,000		36,461,460
Federal Farm Credit Bank, 4.25%, due 4/15/2013	25,000,000		25,010,875
Federal Farm Credit Bank, 4.92%, due 1/11/2010	19,400,000		20,232,241
Federal Farm Credit Bank, 4.50%, due 10/17/2012	15,750,000		17,022,899
Federal Farm Credit Bank, 5.125%, due 8/25/2016	14,625,000		16,735,271
Federal Farm Credit Bank, 3.875%, due 8/25/2011	14,500,000		15,406,685
Federal Farm Credit Bank, 2.75%, due 11/20/2009	15,000,000		15,278,850
Tennessee Valley Authority, 4.375%, due 6/15/2015	10,000,000		10,832,110
Federal Farm Credit Bank, 5.15%, due 7/20/2009	10,216,000		10,479,195

Name	Par Value	Value
Fixed Income—42.2% (cont.)

Government and Agency Securities—41.8% (cont.)
Federal Farm Credit Bank, 3.85%, due 2/11/2015	$9,750,000	$10,414,141
Federal Farm Credit Bank, 5.25%, due 7/16/2010	9,700,000	10,338,958
Federal Home Loan Bank, 4.375%, due 10/22/2010	9,750,000	10,298,048
Tennessee Valley Authority, 5.625%, due 1/18/2011	8,721,000	9,314,586
Federal Home Loan Bank, 3.50%, due 12/10/2010	8,750,000	9,121,385
Federal Farm Credit Bank, 5.28%, due 8/16/2013	7,500,000	8,416,343
Federal Farm Credit Bank, 5.20%, due 11/28/2016	5,850,000	6,720,135
Federal Farm Credit Bank, 4.85%, due 12/16/2009	6,305,000	6,550,346
Federal Farm Credit Bank, 5.125%, due 6/6/2011	5,435,000	5,920,242
Federal Farm Credit Bank, 4.875%, due 12/16/2015	4,875,000	5,483,834
Federal Farm Credit Bank, 4.92%, due 8/26/2013	4,875,000	5,397,273
Federal Farm Credit Bank, 5.10%, due 8/9/2011	4,850,000	5,302,102
Federal Farm Credit Bank, 4.75%, due 5/7/2010	4,850,000	5,103,539
Federal Farm Credit Bank, 4.90%, due 9/2/2009	4,850,000	4,991,407
Federal Farm Credit Bank, 4.85%, due 3/9/2011	4,322,000	4,650,165
Federal Farm Credit Bank, 5.05%, due 5/25/2011	3,880,000	4,216,027
Tennessee Valley Authority, 4.875%, due 12/15/2016	3,750,000	4,187,355
Federal Farm Credit Bank, 4.50%, due 8/8/2011	2,910,000	3,118,178
Federal Farm Credit Bank, 4.82%, due 10/12/2012	2,425,000	2,649,448
		894,240,433
U.S. Government Bonds—1.0%
United States Treasury Bonds, 3.50%, due 1/15/2011 , Inflation Indexed	$130,699,800	$128,279,763

U.S. Government Notes—31.4%
United States Treasury Notes, 4.875%, due 2/15/2012	$485,000,000	$542,707,240
United States Treasury Notes, 5.125%, due 6/30/2011	485,000,000	536,796,545
United States Treasury Notes, 2.875%, due 1/31/2013	500,000,000	536,758,000
United States Treasury Notes, 5.00%, due 8/15/2011	242,500,000	269,989,558
Unites States Treasury Notes, 4.25%, due 1/15/2011	250,000,000	268,906,250
United States Treasury Notes, 2.75%, due 2/28/2013	250,000,000	267,109,500
United States Treasury Notes, 2.75%, due 10/31/2013	250,000,000	265,781,250
United States Treasury Notes, 4.75%, due 3/31/2011	242,500,000	264,078,620
United States Treasury Notes, 2.125%, due 4/30/2010	250,000,000	255,976,500
United States Treasury Notes, 1.375%, due 7/15/2018 , Inflation Indexed	251,165,000	234,898,048
United States Treasury Notes, 2.625%, due 7/15/2017 , Inflation Indexed	130,662,500	133,898,487
United States Treasury Notes, 1.625%, due 1/15/2018 , Inflation Indexed	129,265,000	122,690,711
United States Treasury Notes, 1.625%, due 1/15/2015 , Inflation Indexed	113,459,000	105,215,523

Name	Par Value		Value
Fixed Income—42.2% (cont.)

U.S. Government Notes—31.4% (cont.)
United States Treasury Notes, 2.00%, due 1/15/2016 , Inflation Indexed		$109,153,000	$104,531,025
			3,909,337,257
Total Government and Agency Securities (Cost: $4,900,409,478)			5,209,992,065

Total Fixed Income (Cost: $4,958,043,094)			5,264,423,838

Short Term Investments—6.1%

Canadian Treasury Bills—1.3%
Canadian Treasury Bills, 0.83% - 2.75%, due 1/22/2009 - 9/3/2009	CAD	200,000,000	$161,568,449

Total Canadian Treasury Bills (Cost: $187,588,098)			161,568,449

U.S. Government Agencies—0.6%
Federal Home Loan Bank, 0.35% - 0.92%, due 1/5/2009 - 9/14/2009	65,000,000		$64,843,188
Farmer Mac Discount Notes, 0.81%, due 3/3/2009	9,265,000		9,263,916

Total U.S. Government Agencies (Cost: $73,995,469)			74,107,104

U.S. Government Bills—2.4%
United States Treasury Bills, 2.12% - 2.19%, due 7/2/2009 - 8/27/2009	300,000,000		$299,584,700

Total U.S. Government Bills (Cost: $296,329,083)			299,584,700

Repurchase Agreement—1.8%
Fixed Income Clearing Corp. Repurchase Agreement, 0.01% dated 12/31/2008 due 1/2/2009, repurchase price $228,930,255, collateralized by United States Treasury Bonds, with rates from 6.000% - 6.875%, with maturities from 8/15/2025 - 2/15/2026 and with an aggregate market value plus accrued interest of $233,508,956		$228,930,128	$228,930,128

Total Repurchase Agreement (Cost: $228,930,128)			228,930,128

Total Short Term Investments (Cost: $786,842,778)			764,190,381

Total Investments (Cost: $12,672,275,413)—99.9%			$12,449,115,386

Foreign Currencies (Cost $20,568,514)—0.2%			20,251,114

Liabilities In Excess of Other Assets—(0.1)%			(14,852,699)

Total Net Assets—100%			$12,454,513,801

(a)	Non income-producing security.
(b)	Represents an American Depositary Receipt.
(c)	Market value is determined in good faith in accordance with procedures established by the Board of Trustees.
(d)	See footnote number two in the Notes to Schedules of Investments regarding investments in affiliated issuers.
(e)	Represents a foreign domiciled corporation.
(f)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	Floating Rate Note. Rate shown is as of December 31, 2008.

Key to abbreviations:

CAD: Canadian Dollar

EUR: Euro Dollar

The Oakmark Global Fund

Global Diversification—December 31, 2008 (Unaudited)

% of Fund
Equity Value

Europe 41.7%
Switzerland	14.6%
France	8.0%
Germany	7.5%
Italy	4.9%
United Kingdom	4.3%
Sweden	1.7%
Ireland	0.7%
United States 41.4%
Pacific Rim 14.9%
Japan	14.9%
North America 2.0%
Canada	2.0%

OAKMARK GLOBAL FUND

Schedule of Investments—December 31, 2008 (Unaudited)

Name	Description	Shares Held	Value
Common Stocks—97.1%

Apparel, Accessories & Luxury Goods—4.8%
Bulgari SpA (Italy)	Jewelry Manufacturer & Retailer	6,493,700	$40,343,679
Luxottica Group SpA (Italy)	Manufacturer and Retailer of Eyeglass Frames and Sunglasses	1,471,900	26,122,544
			66,466,223
Automobile Manufacturers—5.8%
Daimler AG Registered (Germany)	Automobile Manufacturer	1,166,000	$43,981,887
Toyota Motor Corp. (Japan)	Automobile Manufacturer	1,114,500	36,249,479
			80,231,366
Broadcasting—6.7%
Societe Television Francaise 1 (France)	Broadcasting & Cable TV	3,517,200	$51,042,006
Discovery Communications, Inc. Class C (United States) (a)	Media Management & Network Services	1,656,850	22,185,222
Discovery Communications, Inc. Class A (United States) (a)	Media Management & Network Services	1,359,850	19,255,476
			92,482,704
Household Appliances—4.8%
Snap-On Incorporated (United States)	Tool & Equipment Manufacturer	1,706,000	$67,182,280

Movies & Entertainment—1.4%
Live Nation, Inc. (United States) (a)	Live Events Producer, Operator, & Promoter	3,319,900	$19,056,226

Publishing—1.0%
The Washington Post Co., Class B (United States)	Newspaper & Magazine Publishing; Educational & Career Development Service Provider	36,760	$14,345,590

Distillers & Vintners—1.5%
Diageo PLC (United Kingdom)	Beverages, Wines, & Spirits Manufacturer	1,471,800	$20,335,539

Oil & Gas Exploration & Production—5.9%
XTO Energy, Inc. (United States)	Oil & Natural Gas Exploration & Production	1,445,000	$50,965,150
Apache Corp. (United States)	Oil & Natural Gas Exploration & Production	411,400	30,661,642
			81,626,792
Asset Management & Custody Banks—3.5%
Julius Baer Holding AG (Switzerland)	Asset Management	1,253,200	$47,678,731

Diversified Banks—0.6%
Bank of Ireland (Ireland)	Commercial Bank	7,477,200	$8,668,326

Name	Description	Shares Held	Value
Common Stocks—97.1% (cont.)

Diversified Capital Markets—7.7%
Credit Suisse Group (Switzerland)	Wealth Management & Investment Banking	2,119,000	$57,647,596
UBS AG (Switzerland) (a)	Wealth Management & Investment Banking	3,523,000	49,556,411
			107,204,007
Investment Banking & Brokerage—5.1%
Daiwa Securities Group, Inc. (Japan)	Stock Broker	12,014,000	$70,587,610

Health Care Equipment—5.0%
Covidien Ltd. (United States)	Health Care Equipment & Supplies	986,400	$35,747,136
Medtronic, Inc. (United States)	Health Care Equipment	1,075,700	33,798,494
			69,545,630
Health Care Services—3.6%
Laboratory Corp. of America Holdings (United States) (a)	Medical Laboratory & Testing Services	782,700	$50,413,707

Life Sciences Tools & Services—2.0%
MDS, Inc. (Canada) (a)	Products & Services for Medical Product Manufacturers	4,466,000	$27,376,580

Pharmaceuticals—2.7%
GlaxoSmithKline PLC (United Kingdom)	Pharmaceuticals	2,016,700	$37,244,223

Aerospace & Defense—1.7%
Alliant Techsystems, Inc. (United States) (a)	Propulsion Systems & Munitions	269,087	$23,076,901

Building Products—1.6%
Assa Abloy AB, Series B (Sweden)	Develops, Designs, & Manufactures Security Locks	2,038,300	$23,040,371

Human Resource & Employment Services—3.0%
Adecco SA (Switzerland)	Temporary Employment Services	1,227,400	$41,558,459

Industrial Machinery—1.9%
ITT Corp. (United States)	Designs & Manufactures Variety of Engineered Products and Military Defense Systems	591,400	$27,198,486

Railroads—3.1%
Union Pacific Corp. (United States)	Rail Transportation Provider	889,600	$42,522,880

Research & Consulting Services—0.7%
Meitec Corp. (Japan)	Software Engineering Services	565,000	$9,676,794

Application Software—4.1%
SAP AG (Germany)	Develops Business Software	1,620,600	$57,542,331

Name	Description	Shares Held/ Par Value	Value
Common Stocks—97.1% (cont.)

Electronic Components—2.6%
OMRON Corp. (Japan)	Component, Equipment, & System Manufacturer	2,706,300	$35,976,353

Electronic Manufacturing Services—1.7%
Tyco Electronics, Ltd. (United States)	Manufactures Electronic Components	1,492,600	$24,195,046

Office Electronics—4.1%
Neopost SA (France)	Mailroom Equipment Supplier	626,200	$56,431,196

Semiconductors—6.4%
Rohm Co., Ltd. (Japan)	Integrated Circuits & Semiconductor Devices Manufacturer	976,400	$48,772,295
Intel Corp. (United States)	Computer Component Manufacturer & Designer	2,741,700	40,193,322
			88,965,617
Systems Software—4.1%
Oracle Corp. (United States) (a)	Software Services	3,176,000	$56,310,480

Total Common Stocks (Cost: $1,852,622,586)			1,346,940,448

Short Term Investment—1.5%

Repurchase Agreement—1.5%
Fixed Income Clearing Corp. Repurchase Agreement, 0.01% dated 12/31/2008 due 1/2/2009, repurchase price $20,077,355, collateralized by a United States Treasury Bond, with a rate of 7.625%, with a maturity of 2/15/2025, and with a market value plus accrued interest of $20,515,275	$20,077,344	$20,077,344

Total Repurchase Agreement (Cost: $20,077,344)		20,077,344

Total Short Term Investment (Cost: $20,077,344)		20,077,344

Total Investments (Cost: $1,872,699,930)—98.6%		$1,367,017,792

Other Assets In Excess of Liabilities—1.4%		19,820,799

Total Net Assets—100%		$1,386,838,591

Securities of aggregate value of $588,734,541 were valued at a fair value in accordance with procedures established by the Board of Trustees.

(a)       Non income-producing security.

The Oakmark Global Select Fund

Global Diversification— December 31, 2008 (Unaudited)

% of Fund
Equity Value

United States 49.6%
Europe 37.5%
United Kingdom	12.3%
Switzerland	11.8%
France	7.4%
Germany	6.0%
Pacific Rim 12.9%
Japan	12.9%

OAKMARK GLOBAL SELECT FUND

Schedule of Investments—December 31, 2008 (Unaudited)

Name	Description	Shares Held	Value
Common Stocks—94.8%

Broadcasting—7.0%
Societe Television Francaise 1 (France)	Broadcasting & Cable TV	962,700	$13,970,812

Cable & Satellite—10.2%
Liberty Media Corp. - Entertainment (United States) (a)	Television & On-line Media Holdings	650,000	$11,362,000
British Sky Broadcasting Group PLC (United Kingdom)	Television Production & Broadcasting	1,297,400	8,953,619
			20,315,619
Computer & Electronics Retail—4.9%
Best Buy Co., Inc. (United States)	Computer & Electronics Retailer	345,000	$9,697,950

Movies & Entertainment—9.1%
Viacom, Inc., Class B (United States) (a)	Publishing Company	514,000	$9,796,840
Time Warner, Inc. (United States)	Filmed Entertainment & Television Networks	820,000	8,249,200
			18,046,040
Asset Management & Custody Banks—3.4%
Schroders PLC (United Kingdom)	International Asset Management	549,700	$6,781,043

Consumer Finance—3.3%
Capital One Financial Corp. (United States)	Credit Card Products & Services Provider	205,000	$6,537,450

Diversified Capital Markets—4.5%
Credit Suisse Group (Switzerland)	Wealth Management & Investment Banking	332,000	$9,032,092

Investment Banking & Brokerage—5.7%
Daiwa Securities Group, Inc. (Japan)	Stock Broker	1,916,000	$11,257,355

Other Diversified Financial Services—2.1%
Bank of America Corp. (United States)	Banking and Financial Services	300,000	$4,224,000

Pharmaceuticals—13.5%
Schering-Plough Corp. (United States)	Pharmaceuticals	575,000	$9,792,250
Bristol-Myers Squibb Co. (United States)	Health & Personal Care	405,000	9,416,250
GlaxoSmithKline PLC (United Kingdom)	Pharmaceuticals	406,000	7,497,969
			26,706,469
Human Resource & Employment Services—6.7%
Adecco SA (Switzerland)	Temporary Employment Services	390,700	$13,228,687

Name	Description	Shares Held/ Par Value	Value
Common Stocks—94.8% (cont.)

Application Software—5.6%
SAP AG (Germany)	Develops Business Software	315,700	$11,209,499

Computer Hardware—3.8%
Dell Inc. (United States) (a)	Technology Products & Services	738,000	$7,557,120

Semiconductors—15.0%
Rohm Co., Ltd. (Japan)	Integrated Circuits & Semiconductor Devices Manufacturer	262,000	$13,087,199
Texas Instruments Inc. (United States)	Designs & Supplies Digital Signal Processing & Analog Technologies	560,000	8,691,200
Intel Corp. (United States)	Computer Component Manufacturer & Designer	542,000	7,945,720
			29,724,119
Total Common Stocks (Cost: $267,574,953)			188,288,255

Short Term Investment—3.2%

Repurchase Agreement—3.2%
Fixed Income Clearing Corp. Repurchase Agreement, 0.01% dated 12/31/2008 due 1/2/2009, repurchase price $6,398,066, collateralized by a United States Treasury Bond, with a rate of 6.875%, with a maturity of 8/15/2025, and with a market value plus accrued interest of $6,536,867	$6,398,062	$6,398,062

Total Repurchase Agreement (Cost: $6,398,062)		6,398,062

Total Short Term Investment (Cost: $6,398,062)		6,398,062

Total Investments (Cost: $273,973,015)—98.0%		$194,686,317

Other Assets In Excess of Liabilities—2.0%		4,028,759

Total Net Assets—100%		$198,715,076

Securities of aggregate value of $57,814,831 were valued at a fair value in accordance with procedures established by the Board of Trustees.

(a)   Non income-producing security.

The Oakmark International Fund

Global Diversification— December 31, 2008 (Unaudited)

% of Fund
Equity Value

Europe 74.7%
Switzerland	21.6%
United Kingdom	14.9%
Germany	12.9%
France	11.0%
Netherlands	4.5%
Ireland	3.4%
Italy	2.1%
Sweden	2.1%
Spain	1.9%
Finland	0.3%
Pacific Rim 18.9%
Japan	17.2%
Korea	1.7%
Latin America 3.7%
Mexico	3.7%
North America 2.5%
Canada	2.5%
Other 0.2%
Israel	0.2%

OAKMARK INTERNATIONAL FUND

Schedule of Investments—December 31, 2008 (Unaudited)

Name	Description	Shares Held	Value

Common Stocks—97.1%

Advertising—3.2%
Publicis Groupe (France)	Advertising & Media Services	3,311,500	$84,674,906

Apparel, Accessories & Luxury Goods—8.8%
Compagnie Financiere Richemont SA (Switzerland)	Manufacturer and Retailer of Luxury Goods	3,928,600	$74,855,083
LVMH Moet Hennessy Louis Vuitton SA (France)	Diversified Luxury Goods Conglomerate	862,500	57,272,286
Luxottica Group SpA (Italy)	Manufacturer and Retailer of Eyeglass Frames and Sunglasses	3,048,615	54,105,291
Swatch Group AG, Bearer Shares (Switzerland)	Watch Manufacturer	335,300	46,403,798
			232,636,458
Automobile Manufacturers—8.5%
Daimler AG Registered (Germany)	Automobile Manufacturer	2,255,100	$85,063,083
Bayerische Motoren Werke (BMW) AG (Germany)	Luxury Automobile Manufacturer	2,673,000	81,290,836
Toyota Motor Corp. (Japan)	Automobile Manufacturer	1,444,300	46,976,332
Honda Motor Co., Ltd. (Japan)	Automobile & Motorcycle Manufacturer	596,500	12,635,577
			225,965,828
Broadcasting—6.9%
Societe Television Francaise 1 (France)	Broadcasting & Cable TV	6,144,000	$89,162,426
Gestevision Telecinco SA (Spain)	Television Production & Broadcasting	4,623,195	48,853,987
Grupo Televisa SA (Mexico) (b)	Television Production & Broadcasting	3,032,900	45,311,526
			183,327,939
Cable & Satellite—2.3%
British Sky Broadcasting Group PLC (United Kingdom)	Television Production & Broadcasting	8,665,000	$59,798,916

Publishing—2.5%
Thomson Reuters PLC (Canada)	Electronic Information & Solutions Company	2,801,000	$60,809,799
Johnston Press PLC (United Kingdom)	Newspaper Publishing	26,926,703	4,645,665
			65,455,464
Specialty Stores—2.0%
Signet Jewelers, Ltd. (United Kingdom) (c)	Jewelry Retailer	6,142,200	$53,252,874

Distillers & Vintners—2.0%
Diageo PLC (United Kingdom)	Beverages, Wines, & Spirits Manufacturer	3,791,000	$52,379,419

Name	Description	Shares Held	Value
Common Stocks—97.1% (cont.)

Soft Drinks—1.8%
Fomento Economico Mexicano S.A.B. de C.V. (Mexico) (b)	Beverage Company	1,636,900	$49,319,797

Asset Management & Custody Banks—2.4%
Schroders PLC (United Kingdom)	International Asset Management	5,131,259	$63,298,692

Diversified Banks—4.2%
BNP Paribas SA (France)	Commercial Bank	1,229,100	$51,682,411
Lloyds TSB Group PLC (United Kingdom)	Commercial Bank	21,352,000	38,680,548
Bank of Ireland (Ireland)	Commercial Bank	18,830,178	21,829,845
Lloyds TSB Group PLC, Rights (United Kingdom) (d)	Commercial Bank	9,281,714	0
			112,192,804
Diversified Capital Markets—6.6%
Credit Suisse Group (Switzerland)	Wealth Management & Investment Banking	3,634,000	$98,863,316
UBS AG (Switzerland) (a)	Wealth Management & Investment Banking	5,324,500	74,897,278
			173,760,594
Investment Banking & Brokerage—4.2%
Daiwa Securities Group, Inc. (Japan)	Stock Broker	19,074,000	$112,068,259

Multi-line Insurance—3.2%
Allianz SE (Germany)	Insurance, Banking & Financial Services	799,000	$84,612,901

Pharmaceuticals—4.4%
GlaxoSmithKline PLC (United Kingdom)	Pharmaceuticals	3,283,000	$60,630,130
Novartis AG (Switzerland)	Pharmaceuticals	1,112,200	55,385,001
			116,015,131
Building Products—2.6%
Assa Abloy AB, Series B (Sweden)	Develops, Designs, & Manufactures Security Locks	4,765,200	$53,864,484
Geberit AG, Registered Shares (Switzerland)	Building Products	151,300	16,186,403
			70,050,887
Human Resource & Employment Services—3.2%
Adecco SA (Switzerland)	Temporary Employment Services	2,549,400	$86,319,972

Industrial Machinery—0.3%
Kone OYJ (Finland)	Elevator & Escalator Modernization & Maintenance	359,200	$7,847,857

Name	Description	Shares Held	Value
Common Stocks—97.1% (cont.)

Marine—1.8%
Kuehne + Nagel International AG (Switzerland)	Sea, Land, & Rail Freight Transportion Businesses	765,000	$48,961,335

Railroads—0.2%
Canadian National Railway Co. (Canada)	Railroad Transportation	114,300	$4,201,668

Research & Consulting Services—4.1%
Experian Group, Ltd. (Ireland)	Credit and Marketing Services	10,498,000	$65,203,938
Meitec Corp. (Japan) (c)	Software Engineering Services	2,475,100	42,391,210
			107,595,148
Security & Alarm Services—2.0%
G4S PLC (United Kingdom)	Security Services	17,620,000	$51,932,984

Application Software—3.1%
SAP AG (Germany)	Develops Business Software	2,304,000	$81,807,682

Electronic Components—3.2%
OMRON Corp. (Japan)	Component, Equipment, & System Manufacturer	6,488,500	$86,255,245

Electronic Equipment & Instruments—0.2%
Orbotech, Ltd. (Israel) (a)	Optical Inspection Systems	1,237,700	$4,975,554

Office Electronics—1.8%
Canon, Inc. (Japan)	Computers & Information	1,553,900	$48,509,851

Semiconductor Equipment—2.5%
ASML Holding NV (Netherlands)	Develop, Produce and Market Semiconductor Manufacturing Equipment	3,721,000	$65,947,756

Semiconductors—5.2%
Rohm Co., Ltd. (Japan)	Integrated Circuits & Semiconductor Devices Manufacturer	1,847,100	$92,264,754
Samsung Electronics Co., Ltd. (Korea)	Consumer & Industrial Electronic Equipment Manufacturer	123,900	44,843,621
			137,108,375
Diversified Chemicals—1.9%
Akzo Nobel NV (Netherlands)	Produces & Markets Chemicals, Coatings, & Paints	1,195,900	$48,939,873

Specialty Chemicals—2.0%
Givaudan SA (Switzerland)	Manufactures and Markets Fragrances	68,400	$53,678,030

Total Common Stocks (Cost: $3,999,160,182)			2,572,892,199

Name	Description	Par Value	Market Value
Short Term Investment—1.5%

Repurchase Agreement—1.5%
Fixed Income Clearing Corp. Repurchase Agreement, 0.01% dated 12/31/2008 due 1/2/2009, repurchase price $40,095,893, collateralized by a United States Treasury Bond, with a rate of 7.625%, with a maturity of 2/15/2025, and with a market value plus accrued interest of $40,906,215		$40,095,871	$40,095,871

Total Repurchase Agreement (Cost: $40,095,871)			40,095,871

Total Short Term Investment (Cost: $40,095,871)			40,095,871

Total Investments (Cost: $4,039,256,053)—98.6%			$2,612,988,070

Other Assets In Excess of Liabilities—1.4%			37,258,576

Total Net Assets—100%			$2,650,246,646

Securities of aggregate value of $1,464,086,104 were valued at a fair value in accordance with procedures established by the Board of Trustees.

(a)	Non income-producing security.
(b)	Represents an American Depositary Receipt.
(c)	See footnote number two in the Notes to Schedule of Investments regarding investments in affiliated issuers.
(d)	Market value is determined in good faith in accordance with procedures established by the Board of Trustees.

The Oakmark International Small Cap Fund

Global Diversification—December 31, 2008 (Unaudited)

% of Fund
Equity Value

Europe 73.3%
United Kingdom	20.5%
Germany	17.3%
Switzerland	11.3%
France	10.2%
Italy	6.1%
Netherlands	2.7%
Norway	2.5%
Greece	2.5%
Sweden	0.2%
Pacific Rim 22.4%
Japan	11.9%
Malaysia	3.4%
Australia	2.7%
New Zealand	2.6%
Philippines	1.1%
Korea	0.7%
North America 1.5%
Canada	1.5%
Latin America 1.4%
Mexico	1.4%
Other 1.4%
Israel	1.4%

OAKMARK INTERNATIONAL SMALL CAP FUND

Schedule of Investments—December 31, 2008 (Unaudited)

Name	Description	Shares Held	Value
Common Stocks—95.0%

Advertising—1.8%
Asatsu-DK, Inc. (Japan)	Advertising Services Provider	357,500	$7,880,717

Apparel, Accessories & Luxury Goods—2.9%
Bulgari SpA (Italy)	Jewelry Manufacturer & Retailer	2,040,000	$12,673,993

Automotive Retail—1.1%
USS Co., Ltd. (Japan)	Used Car Auction Facility Manager	87,700	$4,623,658

Broadcasting—8.8%
Media Prima Berhad (Malaysia) (b)	Film Producer & Sports Promoter	43,674,800	$14,011,280
M6 Metropole Television (France)	Television Entertainment Channel Owner & Operator	656,000	12,624,871
Ten Network Holdings Ltd. (Australia)	Operates Commercial Television Stations	13,569,600	11,069,046
			37,705,197
Home Furnishing Retail—2.6%
Beter Bed Holding NV (Netherlands)	Bedroom Furniture Retailer	936,070	$11,073,070

Home Improvement Retail—1.9%
Carpetright PLC (United Kingdom)	Carpet Retailer	1,653,510	$8,320,672

Movies & Entertainment—1.3%
CTS Eventim AG (Germany)	Entertainment Tickets Producer & Distributor	169,618	$5,728,218

Photographic Products—2.2%
Vitec Group PLC (United Kingdom) (b)	Photo Equipment & Supplies	2,812,479	$9,522,779

Publishing—1.1%
Tamedia AG (Switzerland)	TV Broadcasting & Publishing	98,151	$4,623,015

Specialty Stores—0.2%
JJB Sports PLC (United Kingdom) (b)	Sportswear & Sports Equipment Retailer	15,670,600	$921,494

Textiles—1.8%
Chargeurs SA (France) (b)	Wool, Textile Production & Trading	772,682	$7,518,462

Household Products—0.3%
Kimberly-Clark de Mexico S.A.B. de C.V. (Mexico)	Hygiene Products Manufacturer, Marketer & Distributor	428,000	$1,407,763

Packaged Foods & Meats—1.7%
Alaska Milk Corp. (Philippines) (b)	Milk Producer	56,360,000	$4,394,960
Binggrae Co., Ltd. (Korea) (a)	Dairy Products Manufacturer	83,380	2,885,274
			7,280,234
Soft Drinks—2.4%
Britvic PLC (United Kingdom)	Soft Drink Manufacturer & Marketer	2,679,000	$10,178,206

Name	Description	Shares Held	Value
Common Stocks—95.0% (cont.)

Asset Management & Custody Banks—6.4%
Julius Baer Holding AG (Switzerland)	Asset Management	418,900	$15,937,297
MLP AG (Germany)	Asset Management	842,000	11,557,532
			27,494,829
Investment Banking & Brokerage—3.6%
Ichiyoshi Securities Co., Ltd. (Japan)	Stock Broker	1,948,000	$15,400,070
D. Carnegie & Co. AB (Sweden) (c)	Diversified Financials Services	2,314,000	0
			15,400,070
Real Estate Services—2.2%
LSL Property Services PLC (United Kingdom) (b)	Residential Property Service Provider	10,362,200	$9,572,130

Life Sciences Tools & Services—1.4%
MDS, Inc. (Canada) (a)	Products & Services for Medical Product Manufactur	1,003,800	$6,139,076

Air Freight & Logistics—4.9%
Freightways Ltd. (New Zealand) (b)	Express Package Services	5,745,500	$10,744,543
Panalpina Welttransport Holding AG (Switzerland)	Freight Shipping & Supply Chain Management Services	184,800	10,332,589
			21,077,132
Airport Services—3.0%
BBA Aviation PLC (United Kingdom)	Flight Support & Aftermarket Services & Systems Provider	8,580,900	$8,512,663
Grupo Aeroportuario del Pacifico SA de CV (Mexico) (d)	Operates & Maintains Airports	191,200	4,401,424
			12,914,087
Building Products—1.6%
Kaba Holding AG (Switzerland)	Provides Mechanical & Electronic Security Systems	27,986	$6,882,096

Human Resource & Employment Services—6.7%
Pasona Group, Inc. (Japan) (b)	Placement Service Provider	23,842	$12,607,683
Michael Page International PLC (United Kingdom)	Recruitment Consultancy Services	3,493,300	10,785,805
Robert Walters PLC (United Kingdom)	International Recruitment Company	3,787,900	5,554,976
			28,948,464
Industrial Conglomerates—5.9%
Rheinmetall AG (Germany)	Automotive Pump Manufacturer	444,400	$14,506,260
Tomkins PLC (United Kingdom)	International Manufacturing	6,022,300	10,650,034
			25,156,294

Name	Description	Shares Held	Value
Common Stocks—95.0% (cont.)

Industrial Machinery—9.4%
Interpump Group SpA (Italy)	Pump & Piston Manufacturer	2,020,376	$12,302,164
Duerr AG (Germany)	Automotive Industry Machinery Manufacturer	691,800	11,936,209
Schindler Holding AG (Switzerland)	Manufactures & Installs Elevators, Escalators, & Moving walkways Internationally	185,000	8,415,229
IMI PLC (United Kingdom)	Manufactures Merchandise Displays, Ventilation & Air Conditioning Equipment	1,930,600	7,543,022
			40,196,624
Office Services & Supplies—2.5%
Sperian Protection (France)	Manufactures Protection Equipment For People In Hazardous Work Environments	174,000	$10,817,571

Research & Consulting Services—0.2%
Cision AB (Sweden)	Business & Communication Intelligence	3,139,100	$904,748

Communications Equipment—0.2%
Raymarine PLC (United Kingdom) (b)	Leisure Marine Electronics Products	4,093,379	$765,084

Computer Hardware—2.9%
Wincor Nixdorf AG (Germany)	Banking Machines & Cash Registers Manufacturer	255,698	$12,125,431

Electronic Components—1.6%
Hirose Electric Co., Ltd. (Japan)	Develops & Sells Electronic Equipment	69,000	$6,920,721

Electronic Equipment & Instruments—1.3%
Orbotech, Ltd. (Israel) (a)	Optical Inspection Systems	1,395,300	$5,609,106

IT Consulting & Other Services—2.4%
Ementor ASA (Norway) (a)	Management & IT Consulting Services	4,297,800	$10,284,216

Office Electronics—3.2%
Neopost SA (France)	Mailroom Equipment Supplier	118,000	$10,633,793
Boewe Systec AG (Germany)	Automated Paper Management Systems Producer	285,039	3,198,505
			13,832,298
Systems Software—0.3%
Monitise PLC (United Kingdom) (a) (b)	Mobile Banking Service Solutions	31,454,888	$1,356,728

Construction Materials—2.3%
Titan Cement Co. SA (Greece)	Cement & Building Materials Producer & Distributor	515,000	$9,950,667

Name	Description	Shares Held/ Par Value	Value
Common Stocks—95.0% (cont.)

Specialty Chemicals—2.9%
Symrise AG (Germany)	Diversified Chemical Manufacturer	826,500	$11,557,792
Taiyo Ink Manufacturing Co., Ltd. (Japan)	Manufactures & Sells Resist Inks	52,187	993,029
			12,550,821
Total Common Stocks (Cost: $814,419,463)			408,355,671

Short Term Investment—3.3%

Repurchase Agreement—3.3%
Fixed Income Clearing Corp. Repurchase Agreement, 0.01% dated 12/31/2008 due 1/2/2009, repurchase price $14,388,687, collateralized by a United States Treasury Bond, with a rate of 7.625%, with a maturity of 2/15/2025, and with a market value plus accrued interest of $14,920,200		$14,388,679	$14,388,679

Total Repurchase Agreement (Cost: $14,388,679)			14,388,679

Total Short Term Investment (Cost: $14,388,679)			14,388,679

Total Investments (Cost: $828,808,142)—98.3%			$422,744,350

Other Assets In Excess of Liabilities—1.7%			7,202,614

Total Net Assets—100%			$429,946,964

Securities of aggregate value of $208,671,406 were valued at a fair value in accordance with procedures established by the Board of Trustees.

(a)	Non income-producing security.
(b)	See footnote number two in the Notes to Schedule of Investments regarding investments in affiliated issuers.
(c)	Market value is determined in good faith in accordance with procedures established by the Board of Trustees.
(d)	Represents an American Depositary Receipt.

THE OAKMARK FUNDS

Notes to Schedules of Investments (Unaudited)

1.  SIGNIFICANT ACCOUNTING POLICIES

Harris Associates Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an investment company organized as a Massachusetts business trust, organized on February 1, 1991.  The Trust consists of the following series (each individually referred to as “a Fund” or collectively as “the Funds”): Oakmark Fund (“Oakmark”), Oakmark Select Fund (“Select”), Oakmark Equity and Income Fund (“Equity and Income”), Oakmark Global Fund (“Global”), Oakmark Global Select Fund (“Global Select”), Oakmark International Fund (“International”), and Oakmark International Small Cap Fund (“Int’l Small Cap”).  Each Fund other than Select and Global Select is diversified.

Security valuation —

The Funds’ share prices or net asset values (“NAVs”) are calculated as of the close of regular session trading (usually 4:00 pm Eastern time) on the New York Stock Exchange (“NYSE”) on any day on which the NYSE is open for trading.  Equity securities principally traded on securities exchanges in the United States and over-the-counter securities are valued at the last sales price or the official closing price on the day of valuation, or lacking any reported sales that day, at the most recent bid quotation.  Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price (“NOCP”), or lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market.  Equity securities principally traded on securities exchanges outside the United States shall be valued, depending on local convention or regulation, at the last sales price, the last bid or asked price, the mean between the last bid and asked prices, or the official closing price, or shall be based on a pricing composite as of the close of the regular trading hours on the appropriate exchange or other designated time.  Debt obligations and money market instruments maturing in more than 60 days from the date of purchase are valued at the latest bid quotation. Debt obligations and money market instruments maturing in less than 61 days from the date of purchase are valued on an amortized cost basis, which approximates value. Options are valued at the last reported sales price on the day of valuation or, lacking any reported sale price on the valuation date, at the mean of the most recent bid and asked quotations or, if the mean is not available, at the most recent bid quotation.

Securities for which quotations are not readily available or securities that may have been affected by a significant event occurring between the close of a foreign market and the close of the NYSE are valued at fair values, determined by or under the direction of the pricing committee established by the Board of Trustees.  A significant event may include the performance of U.S. markets since the close of foreign markets.  The Funds may use a systematic fair valuation model provided by an independent third party to value foreign securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the NYSE.  At December 31, 2008, Equity and Income, International, and Int’l Small Cap held securities for which market quotations were not readily available and were valued at a fair value determined in good faith in accordance with procedures established by the Board of Trustees.

The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective October 1, 2008.  Under SFAS 157, various inputs are used in determining the value of each Fund’s investments.  These inputs are prioritized into three board levels as follows:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, and others)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from independent sources, and unobservable inputs reflect the Funds’ own assumptions based on the best information available.  The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2008, in valuing each Fund’s assets:

	Valuation Inputs
	Level 1 - Quoted Prices		Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Oakmark	$2,408,785,055		$106,480,701	$0	$2,515,265,756
Select	1,740,040,337		81,563,954	0	1,821,604,291
Equity and Income	6,049,105,142		6,400,010,244	0	12,449,115,386
Global	761,318,843	*	608,811,885	0	1,370,130,728
Global Select	130,810,483	*	64,212,893	0	195,023,376
International	1,127,399,044	*	1,504,181,975	0	2,631,581,019
Int’l Small Cap+	202,472,009	*	223,060,085	0	425,532,094

*Includes forward foreign currency contracts.

+On September 30, 2008, Int’l Small Cap did not hold any securities classified as Level 3, and for the 3-month period ending December 31, 2008, the Fund had no purchases or sales of Level 3 securities. During the 3-month period ending December 31, 2008, a security was transferred into the Level 3 category with a market value of zero and remained at that value on December 31, 2008.

Foreign currency translations —

Certain Funds invest in foreign securities, which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at current exchange rates obtained by a recognized bank, dealer, or independent pricing service on the day of valuation.  Purchases and sales of investments and dividend and interest income are converted at the prevailing rate of exchange on the respective dates of such transactions.  Forward foreign currency contracts are valued at the current day’s interpolated foreign exchange rates.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included in the net realized and unrealized gains and losses from securities.

Net realized gains and losses on foreign currency transactions arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually received or paid, and the realized gains or losses resulting from portfolio and transaction hedges. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities, other than investments in securities, at quarter end resulting from changes in exchange rates.

Forward foreign currency contracts—

The Funds’ currency transactions are limited to transaction hedging and portfolio hedging. The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk.  The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.  Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values.  At December 31, 2008, Global, Global Select, International, and Int’l Small Cap held forward foreign currency contracts as follows:

Oakmark Global Fund

	Contract Amount	Settlement Date	Valuation at 12/31/08	Unrealized Appreciation/ (Depreciation)

Foreign Currency Sold:
Euro	34,000,000	03/31/09	$47,116,833	$5,499,527
Japanese Yen	3,817,000,000	04/28/09	42,228,073	(1,286,316)
Swiss Franc	68,300,000	05/11/09	64,338,964	272,986
Swiss Franc	42,000,000	08/28/09	39,715,419	(1,373,261)

			$193,399,289	$3,112,936

Oakmark Global Select Fund

	Contract Amount	Settlement Date	Valuation at 12/31/08	Unrealized Appreciation/ (Depreciation)

Foreign Currency Sold:
Euro	1,000,000	02/27/09	$1,386,958	$100,442
Euro	948,000	04/20/09	1,313,087	172,714
Japanese Yen	430,800,000	04/28/09	4,766,008	(145,178)
Swiss Franc	4,280,000	05/11/09	4,031,783	17,107
Swiss Franc	6,890,000	05/26/09	6,493,516	191,974
			$17,991,352	$337,059

Oakmark International Fund

	Contract Amount	Settlement Date	Valuation at 12/31/08	Unrealized Appreciation/ (Depreciation)

Foreign Currency Sold:
Euro	97,000,000	03/31/09	$134,421,552	$15,689,828
Japanese Yen	9,515,000,000	04/28/09	105,265,945	(3,206,522)
Swiss Franc	80,000,000	05/11/09	75,360,427	319,749
Swiss Franc	207,800,000	05/26/09	195,842,181	5,789,894
			$510,890,105	$18,592,949

Oakmark Int’l Small Cap Fund

	Contract Amount	Settlement Date	Valuation at 12/31/08	Unrealized Appreciation/ (Depreciation)

Foreign Currency Sold:
Euro	19,000,000	05/26/09	$26,294,025	$3,049,575
Japanese Yen	892,000,000	04/28/09	9,868,337	(300,601)
Swiss Franc	9,700,000	05/11/09	9,137,452	38,770

			$45,299,814	$2,787,744

Short sales —

Each Fund may sell “short” a security it does not own in anticipation of a decline in the value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or loss, unlimited in size, will be recognized upon the termination of the short sale. At December 31, 2008, none of the funds had short sales.

Repurchase agreements —

Each Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price.

The Fund, through State Street, receives delivery of the underlying securities collateralizing repurchase agreements.  It is the Funds’ policy that the value of the collateral be at least equal to 102% of the repurchase price, including interest. Harris Associates L.P. (“the Adviser”) is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest.  Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

Security lending —

Each Fund, except Oakmark, may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the fair value of the securities loaned by the Fund. Collateral is marked to market and monitored daily. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would also receive an additional return that may be in the form of a fixed fee or a percentage of the earnings on the collateral. The Fund would have the right to call the loan and obtain the securities loaned at any time, and the counterparty is required to return the securities within five business days or less. In the event of bankruptcy or other default of the borrower, the Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights. In addition, there could be a decline in the value of the collateral or in the fair value of the securities loaned while the Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period.

At December 31, 2008, none of the Funds had securities on loan.

Restricted securities —

The following investments, the sales of which are restricted to qualified institutional buyers, have been valued according to the securities valuation procedures for debt obligations and money market instruments (as stated in the Security valuation section) since their acquisition dates. These securities are priced using market quotations and there are no unrestricted securities with the same maturity dates and yields for the issuer.

At December 31, 2008, Equity and Income held the following restricted securities:

Quantity	Security Name	Acquisition Date	Carrying Value	Cost	Value	Percentage of Net Assets
$3,000,000	Sealed Air Corporation, 144A, 5.625% due 7/15/2013	6/27/2003	82.6304	100.68	2,478,912	0.02%
4,400,000	Sealed Air Corporation, 144A, 5.625% due 7/15/2013	8/20/2003	82.6304	96.41	3,635,738	0.03%
300,000	Sealed Air Corporation, 144A, 5.625% due 7/15/2013	8/21/2003	82.6304	96.79	247,891	0.00%
11,700,000	Sealed Air Corporation, 144A, 5.625% due 7/15/2013	4/6/2004	82.6304	103.31	9,667,757	0.08%
					16,030,298	0.13%

2. INVESTMENTS IN AFFILIATED ISSUERS

An issuer in which a Fund’s holdings represents 5% or more of the outstanding voting securities of the issuer is an affiliated issuer as defined under the Investment Company Act of 1940.  A schedule of each Fund’s investments in securities of affiliated issuers for the quarter ended

December 31, 2008, is set forth below:

Schedule of Transactions with Affiliated Issuers

Oakmark Equity and Income Fund

		Purchases	Sales	Dividend	Value December 31,
Affiliates	Shares Held	(Cost)	(Proceeds)	Income	2008

EchoStar Corp.+	4,900,000	$18,201,426	$0	$0	$72,863,000
Hospira, Inc.+	8,000,000	44,398,550	0	0	214,560,000
Mueller Water Products, Inc., Class B	6,000,000	0	0	105,000	50,640,000
Walter Industries, Inc.	3,100,000	21,468,114	0	270,000	54,281,000
TOTALS		$84,068,090	$0	$375,000	$392,344,000

Schedule of Transactions with Affiliated Issuers

Oakmark International Fund

		Purchases	Sales	Dividend	Value December 31,
Affiliates	Shares Held	(Cost)	(Proceeds)	Income	2008

Meitec Corp.	2,475,100	$0	$229,249	$0	$42,391,210
Signet Jewelers, Ltd.	6,142,200	8,354,254	0	0	53,252,874
TOTALS		$8,354,254	$229,249	$0	$95,644,084

Schedule of Transactions with Affiliated Issuers

Oakmark Int’l Small Cap Fund

		Purchases	Sales	Dividend	Value December 31,
Affiliates	Shares Held	(Cost)	(Proceeds)	Income	2008

Alaska Milk Corp.	56,360,000	$0	$0	$86,046	$4,394,960
Chargeurs SA	772,682	0	181,363	0	7,518,462
Freightways Ltd.*	5,745,500	0	3,069,769	0	10,744,543
JJB Sports PLC	15,670,600	1,519,392	0	0	921,494
LSL Property Services PLC	10,362,200	0	0	0	9,572,130
Media Prima Berhad	43,674,800	3,090,546	0	0	14,011,280
Monitise PLC+	31,454,888	0	0	0	1,356,728
Pasona Group, Inc.	23,842	0	2,451,835	300,355	12,607,683
Raymarine PLC	4,093,379	0	0	0	765,084
Vitec Group PLC	2,812,479	0	0	0	9,522,779
TOTALS		$4,609,938	$5,702,967	$386,401	$71,415,143

+Non-income producing security.

* Due to transactions during the period ended December 31, 2008, the company is no longer an affiliated security.

3. FEDERAL INCOME TAXES

At December 31, 2008, cost of investments for federal income tax purposes and related composition of unrealized gains and losses for each fund were as follows:

	Cost of Investments			Net Unrealized
	for Federal Income	Gross Unrealized	Gross Unrealized	Appreciation
Fund	Tax Purposes	Appreciation	Depreciation	(Depreciation)

Oakmark	$2,909,285,966	$288,218,917	$682,239,127	$(394,020,210)
Select	1,968,116,729	313,458,388	459,970,826	(146,512,438)
Equity and Income	12,673,911,479	1,000,888,675	1,225,684,768	(224,796,093)
Global	1,876,932,225	90,713,944	600,628,377	(509,914,433)
Global Select	276,132,260	6,660,118	88,106,061	(81,445,943)
International	4,081,921,893	51,042,401	1,519,976,224	(1,468,933,823)
Int’l Small Cap	835,689,203	16,996,847	429,941,700	(412,944,853)

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c)), the “Disclosure Controls”), within 90 days prior to the filing of this report, that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in this report is recorded, processed, summarized and reported, including ensuring that information required to be disclosed in this report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2), attached hereto as Exhibits (a)(1) and (a)(2).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Harris Associates Investment Trust

By:	/s/ John R. Raitt
John R. Raitt
Principal Executive Officer
Date:	February 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Raitt
John R. Raitt
Principal Executive Officer
Date:	February 20, 2009

By:	/s/ Kristi L. Rowsell
Kristi L. Rowsell
Principal Financial Officer
Date:	February 20, 2009